Schedule H, Line 4(i)	12 Months Ended
Dec. 31, 2025
EBP 42-1039071 002 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]

AMES NATIONAL CORPORATION

401(k) PLAN

SCHEDULE H, LINE 4i, SCHEDULE OF ASSETS (HELD AT END OF YEAR)

Plan #002 EIN # 42-1039071

December 31, 2025

	(b)			(e)
	Identity of issuer, borrower,	(c )	(d)	Fair
(a)	lessor, or similar party	Description of investment	Cost	Value

*	Assets held by Vanguard Fiduciary Trust Company, as Trustee

	American Funds EUPAC Fund; Class R-6	Mutual fund	**	$1,136,915
	American Funds Growth Fund of America; R-6	Mutual fund	**	3,701,368
	American Funds Income Fund of America Fund; Class R6	Mutual fund	**	936,732
	American Funds Washington Mutual Investors Fund; Class R6	Mutual fund	**	1,819,895
	Davis New York Venture Fund; Class Y	Mutual fund	**	826,992
	Invesco Developing Markets Fund; Class R6	Mutual fund	**	638,299
	PIMCO Total Return Fund; Institutional Class	Mutual fund	**	535,833
*	Vanguard 500 Index Fund Admiral Shares	Mutual fund	**	7,628,521
*	Vanguard Balanced Index Fund Institutional Shares	Mutual fund	**	7,363,285
*	Vanguard Cash Reserves Federal MM Fund Admiral Shares	Mutual fund	**	2,536,312
*	Vanguard Mid-Cap Index Fund Admiral Shares	Mutual fund	**	4,094,938
*	Vanguard Short-Term Inflation-Protected Sec. Idx Fund: Adm Shr	Mutual fund	**	334,121
*	Vanguard Small-Cap Index Fund Admiral Shares	Mutual fund	**	2,261,452
*	Vanguard Target Retirement 2020 Fund	Mutual fund	**	535,015
*	Vanguard Target Retirement 2025 Fund	Mutual fund	**	8,590,669
*	Vanguard Target Retirement 2030 Fund	Mutual fund	**	877,311
*	Vanguard Target Retirement 2035 Fund	Mutual fund	**	9,077,793
*	Vanguard Target Retirement 2040 Fund	Mutual fund	**	314,327
*	Vanguard Target Retirement 2045 Fund	Mutual fund	**	4,898,827
*	Vanguard Target Retirement 2050 Fund	Mutual fund	**	53,687
*	Vanguard Target Retirement 2055 Fund	Mutual fund	**	3,901,014
*	Vanguard Target Retirement 2060 Fund	Mutual fund	**	597,600
*	Vanguard Target Retirement 2065 Fund	Mutual fund	**	373,250
*	Vanguard Target Retirement 2070 Fund	Mutual fund	**	28,616
*	Vanguard Target Retirement Income	Mutual fund	**	1,659,930
*	Vanguard Total Bond Market Index Fund Admiral Shares	Mutual fund	**	1,199,294
*	Vanguard Total International Stock Index Fund Admiral Shr	Mutual fund	**	1,501,320
*	Vanguard Total Stock Market Index Fund Admiral Shares	Mutual fund	**	7,518,809
	Total			74,942,125

*	Common/collective trust, Vanguard Retirement Savings Trust III	Common/collective trust	**	1,989,677

*	Ames National Corporation, common stock	Common stock fund	**	2,101,230
*	VGI Federal money market account	Common stock fund	**	10,307
	Total			2,111,537

*	Notes receivable from participants
		Interest rates of 4.25% to 9.5% and maturity dates from January 2026 through April 2033.
			$-	363,454

	Total			$79,406,793
*	Indicates a party-in-interest to the Plan
**	Cost information is not required for participant-directed investments, and, therefore, is not included